Share-based Compensation (Details) - Schedule of assumptions were used for options issued	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation (Details) - Schedule of assumptions were used for options issued [Line Items]
Expected volatility	70.00%	70.00%
Expected term (in years)	6 years 36 days
Risk-free interest rate	1.70%
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Share-based Compensation (Details) - Schedule of assumptions were used for options issued [Line Items]
Expected term (in years)		6 years 36 days
Risk-free interest rate		1.40%
Maximum [Member]
Share-based Compensation (Details) - Schedule of assumptions were used for options issued [Line Items]
Expected term (in years)		10 years
Risk-free interest rate		3.00%